Related Party Transactions (Details)							6 Months Ended
	Mar. 02, 2023 USD ($)	Mar. 02, 2023 ILS (₪)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 ILS (₪)	Mar. 03, 2021 USD ($)	Mar. 03, 2021 ILS (₪)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 ILS (₪)	Feb. 04, 2024 USD ($)	Feb. 04, 2024 ILS (₪)
Related Party Transactions (Details) [Line Items]
Compensation expense					$ 54	₪ 195
Increase in deferred compensation			$ 97	₪ 350
Expenses of related to service agreement							$ 67,095
Joseph Gottlieb [Member]
Related Party Transactions (Details) [Line Items]
Shareholders loans							2,282,364	₪ 7,513,887
Loan agreement							$ 232,340
Line of Credit [Member] | Loan Facility Agreement [Member]
Related Party Transactions (Details) [Line Items]
Loan agreement									$ 319,858	₪ 1,020,347
Outstanding amount loan facility	$ 1,088,250	₪ 3,480,306